Interest in the Stable Master Trust	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Master Trust [Line Items]
Interest in the Stable Master Trust	Interest in the Stable Value Master Trust
A portion of the Plan’s investments is in the Master Trust. The Master Trust provides a single collective investment vehicle for the Stable Value Fund investment option of the Plan and The Bank of America Transferred Savings Account Plan (collectively known as Participating Plans).

The assets of the Master Trust are held by BANA, as Trustee. Each Participating Plan owns an undivided interest in the Master Trust. The portfolio is managed by an unaffiliated investment advisor, Insight North America LLC (Insight). Insight is a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The terms of the underlying investment contracts in the Master Trust are benefit responsive, providing a guarantee by the issuer to pay principal plus accrued interest in response to benefit-related requests for payment.

The value of the Plan’s interest in the Master Trust is based on the beginning value of the Plan’s interest in the Master Trust plus actual contributions and allocated investment income less actual distributions and allocated administrative expenses.

The Plan’s percentage interest in the Master Trust was 97.38% and 97.19% as of December 31, 2025 and 2024, respectively. The following tables present the Master Trust net assets and the Plan interest in the Master Trust net assets at contract value as of December 31, 2025 and 2024:

	Net Assets as of December 31, 2025
	Master Trust	Plan Interest in Master Trust
Short-term investment fund	$52,641,084	$51,262,536
Investment contracts:
Fixed maturity synthetic guaranteed investment contracts	538,518,434	524,415,881
Constant duration synthetic guaranteed investment contracts	4,190,550,023	4,080,809,209
Insurance company separate account guaranteed investment contracts	793,131,012	772,360,745
	5,574,840,553	5,428,848,371
Accrued expenses	(341,994)	(333,038)

Net assets	$5,574,498,559	$5,428,515,333

	Net Assets as of December 31, 2024
	Master Trust	Plan Interest in Master Trust
Short-term investment fund	$79,503,123	$77,265,485
Investment contracts:
Fixed maturity synthetic guaranteed investment contracts	482,446,942	468,868,334
Constant duration synthetic guaranteed investment contracts	4,148,004,782	4,031,257,991
Insurance company separate account guaranteed investment contracts	796,649,848	774,227,908
	5,506,604,695	5,351,619,718
Accrued expenses	(343,482)	(333,815)

Net assets	$5,506,261,213	$5,351,285,903

The following table presents changes in net assets for the Master Trust for the year ended December 31, 2025

Interest	$167,208,963
Net transfers	(97,548,229)
Investment management and other expenses	(1,423,388)

Increase in net assets	68,237,346

Net assets:
Beginning of year	5,506,261,213

End of year	$5,574,498,559

Plan interest in the Stable Value Master Trust investment income	$161,207,334

The Master Trust generally consists of short-term investment funds and guaranteed investment contracts (GICs). The corresponding valuation methodologies are as follows:

Short-Term Investment Funds
Short-term investment funds are valued at the net asset value of shares held by the Master Trust.

Fixed Maturity Synthetic Guaranteed Investment Contracts
Fixed maturity synthetic GICs consist of an asset or collection of assets that are owned by the Participating Plans and a benefit responsive, book value wrap contract purchased for the portfolio. The wrap contract provides book value accounting for the assets and assures that benefit responsive payments will be made at book value for participant directed withdrawals. Generally, fixed maturity synthetic GICs are held to maturity. The initial crediting rate is established based on the market interest rates at the time the initial asset is purchased.

Constant Duration Synthetic Guaranteed Investment Contracts
Constant duration synthetic GICs consist of a portfolio of securities owned by the Participating Plans and a benefit responsive, book value wrap contract purchased for the portfolio. The wrap contract amortizes gains and losses of the underlying securities over the portfolio duration and assures that benefit responsive payments will be made at book value for participant directed withdrawals. The initial crediting rate is established based on the market interest rates at the time the underlying portfolio is funded.

Insurance Company Separate Account Guaranteed Investment Contracts
Insurance company separate account GICs are investments in a segregated account of assets maintained by an insurance company for the benefit of the investors. The total return of the segregated account assets supports the separate account GIC’s return. The crediting rate on this product will reset periodically and it will have an interest rate of not less than 0%.
It is probable that withdrawals and transfers resulting from the following events will limit the ability of the Master Trust to transact at book or contract value. Instead, market value will likely be used in determining the payouts to the participants:

•Employer-initiated events – events within the control of the plan or the plan sponsor which would have a material and adverse impact on the Stable Value Fund;
•Employer communications designed to induce participants to transfer from the Stable Value Fund;
•Competing fund transfer or violation of equity wash or equivalent rules in place; and
•Changes of qualification status of the plan.

In general, issuers may terminate the contract and settle at other than contract value if the qualification status of employer or plan changes, if there is a breach of material obligations under the contract and misrepresentation by the contract holder, or failure of the underlying portfolio to conform to the pre-established investment guidelines. Issuers may also make payments at a value other than book when withdrawals are caused by certain employer-initiated events.

All contracts are benefit responsive unless otherwise noted.